UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   June 18, 2019 to July 17, 2019

Commission File Number of issuing entity:  333-165147-01

Central Index Key Number of issuing entity:  0001529658

J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-165147

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Bradley J. Horn (212) 834-9708
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3851352
38-3851353
38-7003224
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2019 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on July 17, 2019

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	8.47%	3	$1,607,138.34

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from June 18, 2019 to July 17, 2019. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on May 15, 2019. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on March 22, 2019. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Since June 18, 2014, a group of institutional investors have filed civil complaints in the Supreme Court of the State of New York, New York County, and later the U.S. District Court for the Southern District of New York against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee for certain residential mortgage backed securities (“RMBS”) trusts.  The complaints against Wells Fargo Bank alleged that the trustee caused losses to investors and asserted causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought included money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Wells Fargo Bank has reached an agreement, in which it denies any wrongdoing, to resolve these claims on a classwide basis for the 271 RMBS trusts currently at issue.  On May 6, 2019, the court entered an order approving the settlement agreement.  Separate lawsuits against Wells Fargo Bank making similar allegations filed by certain other institutional investors concerning 57 RMBS trusts in New York federal and state court are not covered by the agreement.  With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the "Prospectus Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1112(b)(1) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $17,865,785.00 for the period January 1, 2019 through March 31, 2019.

SunTrust Bank, the lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan and the SunTrust Bank Portfolio II Mortgage Loan (loans # 2 and loan # 13, respectively, on Annex A-1 of the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement. Financial information required under Item 1112(b) of Regulation AB can be found in the tables below.

SunTrust Bank
303 Peachtreet Street, Northeast
Atlanta, GA 30308
FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		March 31, 2019
Income and Expense
1	Number of institutions reporting	1
2	Total interest income	1,976,093
3	Total interest expense	392,207
4	Net interest income	1,583,886
5	Provision for loan and lease losses	156,930
6	Total noninterest income	666,652
7	Fiduciary activities	72,117
8	Service charges on deposit accounts	144,872
9	Trading account gains & fees	39,928
10	Additional noninterest income	409,735
11	Total noninterest expense	1,335,758
12	Salaries and employee benefits	712,738
13	Premises and equipment expense	136,976
14	Additional noninterest expense	486,044
15	Pre-tax net operating income	757,850
16	Securities gains (losses)	233
17	Applicable income taxes	129,798
18	Income before extraordinary items	628,285
19	Discontinued operations (Extraordinary gains - net)*	0
20	Net income attributable to bank	625,970
21	Net income attributable to noncontrolling interests	2,315
22	Net income attributable to bank and noncontrolling interests	628,285
23	Net charge-offs	129,353
24	Cash dividends	600,000
25	Sale, conversion, retirement of capital stock, net	-7,567
26	Net operating income	628,092

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		March 31, 2019
Assets and Liabilities
1	Total employees (full-time equivalent)	21,145
2	Total assets	214,041,660
3	Cash and due from depository institutions	4,518,134
4	Interest-bearing balances	2,780,692
5	Securities	31,813,875
6	Federal funds sold & reverse repurchase agreements	67,086
7	Net loans & leases	155,285,767
8	Loan loss allowance	1,642,093
9	Trading account assets	3,881,725
10	Bank premises and fixed assets	2,491,360
11	Other real estate owned	81,118
12	Goodwill and other intangibles	7,854,791
13	All other assets	8,047,804
14	Total liabilities and capital	214,041,660
15	Total liabilities	188,914,502
16	Total deposits	164,303,421
17	Interest-bearing deposits	126,554,586
18	Deposits held in domestic offices	164,303,421
19	% insured	58.76%
20	Federal funds purchased & repurchase agreements	881,587
21	Trading liabilities	322,150
22	Other borrowed funds	20,226,223
23	Subordinated debt	871,121
24	All other liabilities	2,310,000
25	Total equity capital	25,127,158
26	Total bank equity capital	25,021,563
27	Perpetual preferred stock	0
28	Common stock	21,600
29	Surplus	13,403,690
30	Undivided profits	11,596,273
31	Noncontrolling interests in consolidated subsidiaries	105,595

Memoranda:
32	Noncurrent loans and leases	2,246,819
33	Noncurrent loans that are wholly or partially guaranteed by the U.S. government	1,632,075
34	Income earned, not collected on loans	1,144,487
35	Earning assets	192,839,143
36	Long-term assets (5+ years)	70,003,309
37	Average Assets, year-to-date	211,811,070
38	Average Assets, quarterly	211,881,070
39	Total risk weighted assets	186,588,738
40	Adjusted average assets for leverage capital purposes	206,731,350
41	Life insurance assets	1,613,612
42	General account life insurance assets	1,288,509
43	Separate account life insurance assets	136,752
44	Hybrid life insurance assets	188,351
45	Volatile liabilities	15,132,422
46	Insider loans	1,006,038
47	FHLB advances	8,253,276
48	Loans and leases held for sale	1,591,112
49	Unused loan commitments	99,013,956
50	Tier 1 (core) risk-based capital	20,209,206
51	Tier 2 risk-based capital	2,435,705
52	Total unused commitments	99,013,956
53	Derivatives	246,393,516

Item 7. Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the July 17, 2019 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Bradley J. Horn
Bradley J. Horn, Executive Director

Date: July 29, 2019